Share-Based Compensation - Summary of Movements of Share Options Under The Koolearn Post-IPO Share Option II (Detail) - Koolearn post ipo share option three [Member]	12 Months Ended
May 31, 2024 $ / shares shares
Disclosure Of Share Based Compensation By Share Based Arrangement Stock Option Activity One [Line Items]
Number of Shares Option, Outstanding | shares	40,462,810
Number of Shares Option, Forfeited | shares	(516,189)
Number of share option, Exercised | shares	(3,942,676)
Number of share options Cancelled | shares	(1,519,999)
Number of Shares Option, Outstanding | shares	34,483,946
Number Of share options, Options vested and expected to vest, Shares | shares	34,483,946
Number of share options Exercisable | shares	21,413,897
Weighted Average Exercise Price Per Option, Outstanding | $ / shares	$ 0.67
Weighted average exercise prices, Forfeited | $ / shares	0.67
Weighted average exercise prices, Exercised | $ / shares	0.67
Weighted average exercise price per option Cancelled | $ / shares	0.67
Weighted Average Exercise Price Per Option, Outstanding | $ / shares	0.67
Options vested and expected to vest, Weighted Average Exercise Price | $ / shares	0.67
Weighted average exercise price per option Exercisable | $ / shares	$ 0.67